Tax matters - Income tax reconciliation (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated profit (loss) before tax
Standard tax rate (as a percent)	30.00%
Profit before tax	$ 27,290	$ 24,814	$ 24,174
Income tax at applicable rate	8,187	7,444	7,252
Due to effect of inflation	(890)	(1,542)	(1,742)
Due to effect of tangible assets	19	(76)	(78)
Due to effect of non-deductible expenses, non-taxable income and others	(407)	(368)	64
Total Income Tax	$ 6,909	$ 5,458	$ 5,496
Effective tax rate (as a percent)	25.32%	22.00%	22.74%
Current taxes	$ 7,099	$ 5,615	$ 4,215
Deferred taxes	$ (190)	$ (157)	$ 1,281